Exhibit 99.1

COMM 2016-667M Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

20 September 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005
Re: COMM 2016-667M Mortgage Trust Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report to you dated 13 September 2016 (the “Loan File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Trust Loan.

The procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the information described in the Loan File to Data File Comparison AUP Report and with:

a.	An electronic data file (the “Updated Final Data File”) that the Depositor indicated contains information on the Whole Loan, Companion Loan, Mortgaged Property (all as defined in Attachment A) and Trust Loan as of the Cut-off Date (as defined in the Loan File to Data File Comparison AUP Report),
b.	An updated underwriter’s summary report,
c.	An updated underwritten rent roll,
d.	A list of characteristics on the Updated Final Data File (the “Impacted Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the updated underwriter’s summary report or updated underwritten rent roll, as applicable,
e.	A list of characteristics on the Updated Final Data File (the “Impacted Recalculated Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to recalculate using information on the Updated Final Data File (as described in Attachment A) and
f.	A characteristic on the Updated Final Data File (the “Impacted Provided Characteristic”), which is listed on Exhibit 3 to Attachment A, that the Depositor indicated is updated on the Updated Final Data File and on which the Depositor instructed us to perform no procedures.

The Source Documents (as defined in the Loan File to Data File Comparison AUP Report) that are described in the Loan File to Data File Comparison AUP Report, together with the updated underwriter’s summary report and updated underwritten rent roll, are hereinafter referred to as the “Updated Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Updated Final Data File, Updated Source Documents, Impacted Compared Characteristics, Impacted Recalculated Characteristics, Impacted Provided Characteristic, information provided to us as described in the Loan File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Final Data File. We were not requested to perform and we have not performed any further procedures than those listed in the Loan File to Data File Comparison AUP Report with respect to the preparation or verification of any of the information set forth on the Final Data File (as defined in the Loan File to Data File Comparison AUP Report). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Updated Source Documents, Impacted Provided Characteristic or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 September 2016

Attachment A Page 1 of 2

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in, and represent obligations of, COMM 2016-667M Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of one senior promissory note (the “Senior Trust Note”) and one junior promissory note (the “Junior Trust Note,” together with the Senior Trust Note, the “Trust Loan”),
c.	The Senior Trust Note is pari passu in right of payment with one related promissory note (the “Companion Loan,” together with the Trust Loan, the “Whole Loan”) that will not be an asset of the Issuing Entity and
d.	The Whole Loan is secured by, among other things, a first priority mortgage in the fee simple interest of the borrower in a 24-story, 273,983 square foot, Class A office building located at 667 Madison Avenue, New York, New York (the “Mortgaged Property”).

Procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings

1.	Using information on the:
a.	Updated underwriter’s summary report Updated Source Document and
b.	Updated underwritten rent roll Updated Source Document

for the Mortgaged Property, as applicable, we compared the Impacted Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Final Data File, to the corresponding information in the applicable Updated Source Document indicated on Exhibit 1 to Attachment A, subject to the qualifications stated in the note on Exhibit 1 to Attachment A, and found such information to be in agreement.

2.	Using:
a.	Information on the Updated Final Data File,
b.	The instructions, assumptions and methodologies described in Items 9. through 11. in the Loan File to Data File Comparison AUP Report, as applicable,

for the Whole Loan, Trust Loan and Mortgaged Property, as applicable, we recalculated the Impacted Recalculated Characteristics listed on Exhibit 2 to Attachment A. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

Attachment A Page 2 of 2

3.	Using information on the:
a.	Final Data File and
b.	Updated Final Data File,

we compared each:

i.	Compared Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Compared Characteristic,
ii.	Recalculated Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Recalculated Characteristic and
iii.	Provided Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not the Impacted Provided Characteristic,

all as shown on the Final Data File, to the corresponding information on the Updated Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Impacted Compared Characteristics

Characteristic Name	Updated Source Document

Units/Rentable Square Ft.	Updated Underwritten Rent Roll
Collateral Square Ft.	Updated Underwritten Rent Roll
Primary Unit of Measure	Updated Underwritten Rent Roll
Most Recent Physical Occupancy	Updated Underwritten Rent Roll
Most Recent Rent Roll/Census Date	Updated Underwritten Rent Roll
Single Tenant (Yes/No)	Updated Underwritten Rent Roll
Major Tenant Name # 1 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Sq. Ft. # 1 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Name # 2 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Sq. Ft. # 2 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Name # 3 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Sq. Ft. # 3 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Name # 4 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Sq. Ft. # 4 (see Note 1)	Updated Underwritten Rent Roll
Major Tenant Lease Expiration Date # 4 (see Note 1)	Updated Underwritten Rent Roll
2011 Operating Stmt Date	Updated Underwriter’s Summary Report
2011 EGI	Updated Underwriter’s Summary Report
2011 Expenses	Updated Underwriter’s Summary Report
2011 NOI	Updated Underwriter’s Summary Report
2011 Total Capital Items	Updated Underwriter’s Summary Report
2011 NCF	Updated Underwriter’s Summary Report
2012 Operating Stmt Date	Updated Underwriter’s Summary Report
2012 EGI	Updated Underwriter’s Summary Report
2012 Expenses	Updated Underwriter’s Summary Report
2012 NOI	Updated Underwriter’s Summary Report
2012 Total Capital Items	Updated Underwriter’s Summary Report
2012 NCF	Updated Underwriter’s Summary Report
2013 Operating Stmt Date	Updated Underwriter’s Summary Report
2013 EGI	Updated Underwriter’s Summary Report
2013 Expenses	Updated Underwriter’s Summary Report
2013 NOI	Updated Underwriter’s Summary Report
2013 Total Capital Items	Updated Underwriter’s Summary Report
2013 NCF	Updated Underwriter’s Summary Report

Exhibit 1 to Attachment A Page 2 of 3

Characteristic Name	Updated Source Document

2014 Operating Stmt Date	Updated Underwriter’s Summary Report
2014 EGI	Updated Underwriter’s Summary Report
2014 Expenses	Updated Underwriter’s Summary Report
2014 NOI	Updated Underwriter’s Summary Report
2014 Total Capital Items	Updated Underwriter’s Summary Report
2014 NCF	Updated Underwriter’s Summary Report
2015 Operating Stmt Date	Updated Underwriter’s Summary Report
2015 EGI	Updated Underwriter’s Summary Report
2015 Expenses	Updated Underwriter’s Summary Report
2015 NOI	Updated Underwriter’s Summary Report
2015 Total Capital Items	Updated Underwriter’s Summary Report
2015 NCF	Updated Underwriter’s Summary Report
Most Recent Operating Stmt Date	Updated Underwriter’s Summary Report
Most Recent EGI	Updated Underwriter’s Summary Report
Most Recent Expenses	Updated Underwriter’s Summary Report
Most Recent NOI	Updated Underwriter’s Summary Report
Most Recent Total Capital Items	Updated Underwriter’s Summary Report
Most Recent NCF	Updated Underwriter’s Summary Report
UW EGI	Updated Underwriter’s Summary Report
UW Expenses	Updated Underwriter’s Summary Report
UW NOI	Updated Underwriter’s Summary Report
UW Replacement Reserves	Updated Underwriter’s Summary Report
UW TI/LC	Updated Underwriter’s Summary Report
UW NCF	Updated Underwriter’s Summary Report
UW Vacancy	Updated Underwriter’s Summary Report

Exhibit 1 to Attachment A Page 3 of 3

Note:

1.	The updated underwritten rent roll Updated Source Document indicates that (i) certain tenants lease multiple spaces at the Mortgaged Property and (ii) the respective spaces leased by the largest tenants (by combined square footage) have the same lease expiration date. For the purpose of comparing the:
a.	Major Tenant Name # 1,
b.	Major Tenant Sq. Ft. # 1,
c.	Major Tenant Lease Expiration Date # 1,
d.	Major Tenant Name # 2,
e.	Major Tenant Sq. Ft. # 2,
f.	Major Tenant Lease Expiration Date # 2,
g.	Major Tenant Name # 3,
h.	Major Tenant Sq. Ft. # 3,
i.	Major Tenant Lease Expiration Date # 3,
j.	Major Tenant Name # 4,
k.	Major Tenant Sq. Ft. # 4 and
l.	Major Tenant Lease Expiration Date # 4

characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, all as shown in the updated underwritten rent roll Updated Source Document.

Exhibit 2 to Attachment A

Impacted Recalculated Characteristics

Related To	Characteristic Name

Whole Loan	UW NOI DSCR (Current)
Whole Loan	UW NCF DSCR (Current)
Whole Loan	U/W NOI Debt Yield
Whole Loan	U/W NCF Debt Yield
Whole Loan	UW NOI DSCR (After IO Period)
Whole Loan	UW NCF DSCR (After IO Period)
Whole Loan	Cut-off Balance per Unit
Mortgaged Property	Major % of Sq. Ft. # 1
Mortgaged Property	Major % of Sq. Ft. # 2
Mortgaged Property	Major % of Sq. Ft. # 3
Mortgaged Property	Major % of Sq. Ft. # 4
Trust Loan	Admin Fee Rate

Exhibit 3 to Attachment A

Impacted Provided Characteristic

Characteristic Name

Cert Admin Fee Rate

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Impacted Provided Characteristic.